Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Inventory [Line Items]
Total inventory	$ 16,667	$ 7,786
Natural gas [Member]
Inventory [Line Items]
Total inventory	5,724	0
LNG [Member]
Inventory [Line Items]
Total inventory	3,690	4,293
Materials and other [Member]
Inventory [Line Items]
Total inventory	$ 7,253	$ 3,493